Taxes payable	12 Months Ended
Dec. 31, 2022
Taxes payable [abstract]
Taxes payable	Taxes payable

	2022	2021

Income tax (IRPJ and CSLL)(a)	223,764	107,014
Contributions over revenue (PIS and COFINS)(b)	51,065	26,392
Withholding income tax	27,582	22,640
Taxes on services (ISS)(c)	11,702	8,449
Withholding taxes from services taken(d)	6,802	6,362
Other taxes and contributions	8,190	5,596
	329,105	176,453

(a)Some revenues in investment funds only pay income tax when redemption occurs. Under this condition, on December 31, 2022 there are R$208,939 (R$95,511 on December 31, 2021) recorded as income tax on the accrual basis. The expense for current income tax is recognized in the statement of profit or loss under "Income tax and social contribution" against tax payable. For some entities in the Group, advances for the payment of income tax expense are recognized during the tax year and are recognized as an asset under Recoverable taxes (Note 7).
(b)PIS and COFINS are measured based on the revenues of the Brazilian entities of the Group. This tax expense is recognized as a deduction to gross revenue.
(c)ISS is recognized as a deductions to gross revenue against tax liabilities, as the Group acts as agent collecting these taxes on behalf of municipal governments.
(d)Amount relative to PIS, COFINS, IRPJ and CSLL, withheld from suppliers and paid by the Group on their behalf. These amounts are recognized as a tax liability, with no impact to the statement of profit or loss.